Share Option Plan (Share-based Compensation of the Company, Share Options Activity) (Details) (The Company [Member], Stock Options [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
The Company [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Outstanding, Beginning balance	19,276,728		22,102,109		22,360,088
Options Outstanding, Granted			3,000,000		7,732,000
Options Outstanding, Exercised	(219,380)		(377,712)		(149,884)
Options Outstanding, Forfeited	(4,104,157)		(5,447,669)		(7,840,095)
Options Outstanding, Outstanding, Ending balance	14,953,191		19,276,728		22,102,109		22,360,088
Options Outstanding, Vested and expected to vest	12,155,318
Options Outstanding, Vested and exercisable	10,458,810
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 2.1	[1]	$ 2.2	[1]	$ 3.2
Weighted Average Exercise Price, Granted			$ 1.7	[1]	$ 1.9
Weighted Average Exercise Price, Exercised	$ 2.2	[1]	$ 1.7	[1]	$ 0.6
Weighted Average Exercise Price, Forfeited	$ 1.9	[1]	$ 2.0	[1]	$ 2.6	[1]
Weighted Average Exercise Price, Outstanding, Ending balance	$ 2.1	[1]	$ 2.1	[1]	$ 2.2	[1]	$ 3.2
Weighted Average Exercise Price, Vested and expected to vest	$ 2.1	[1]
Weighted Average Exercise Price, Vested and exercisable	$ 2.2	[1]
Weighted Average Remaining Contractual Life, Outstanding, Beginning balance	5 years 6 months 14 days		7 years 1 month 6 days		7 years 10 months 2 days		7 years 10 months 24 days
Weighted Average Remaining Contractual Life, Outstanding, Ending balance	5 years 6 months 14 days		7 years 1 month 6 days		7 years 10 months 2 days		7 years 10 months 24 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	5 years 3 months 22 days
Weighted Average Remaining Contractual Life, Vested and exercisable	4 years 10 months 28 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 7,516		$ 46		$ 300
Aggregate Intrinsic Value, Outstanding, Ending balance	12,404		7,516		46		300
Aggregate Intrinsic Value, Vested and expected to vest	9,908
Aggregate Intrinsic Value, Vested and exercisable	$ 4,241

[1]	Includes the impact of stock option exercise price modification in September 2012 previously discussed.